Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Metal sales	$ 1,008,501	$ 871,984
Cost of sales
Production costs	478,947	459,586
Depreciation and amortization	261,087	240,185
Cost of sales	740,034	699,771
Earnings (loss) from mine operations	268,467	172,213
Exploration and evaluation expenses	22,422	19,635
Mine standby costs	16,106	34,367
General and administrative expenses	39,788	37,015
Employee benefit plan expense	4,228	5,982
Share-based payments expense	10,195	10,744
Write-down of assets	9,719	32,499
Foreign exchange gain	(16,000)	(9,708)
Earnings from operations	182,009	41,679
Other income	14,195	11,802
Finance costs	(32,839)	(41,625)
Earnings from continuing operations before income tax	163,365	11,856
Income tax expense	57,575	61,224
Net earnings (loss) from continuing operations	105,790	(49,368)
Net loss from discontinued operations, net of tax	(4,407)	(377,485)
Net earnings (loss) for the year	101,383	(426,853)
Attributable to:
Shareholders of the Company	104,630	(353,824)
Non-controlling interests	(3,247)	(73,029)
Net earnings (loss) for the year	101,383	(426,853)
Net earnings (loss) attributable to shareholders of the Company:
Continuing operations	106,183	(49,176)
Discontinued operations	(1,553)	(304,648)
Earnings (loss) attributable to shareholders of the Company	104,630	(353,824)
Net loss attributable to non-controlling interest:
Continuing operations	(393)	(192)
Discontinued operations	(2,854)	(72,837)
Loss attributable to non-controlling interests	$ (3,247)	$ (73,029)
Weighted average number of shares outstanding (thousands):
Basic (in shares)	194,448,367	183,445,861
Diluted (in shares)	195,328,506	183,445,861
Net earnings (loss) per share attributable to shareholders of the Company:
Basic earnings (loss) per share (in dollars per share)	$ 0.54	$ (1.93)
Diluted earnings (loss) per share (in dollars per share)	0.54	(1.93)
Net earnings (loss) per share attributable to shareholders of the Company - Continuing operations:
Basic earnings (loss) per share (in dollars per share)	0.55	(0.27)
Diluted earnings (loss) per share (in dollars per share)	$ 0.54	$ (0.27)